7. STOCK OPTION PLANS (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
0.12-0.14
Option price range, upper	$ 0.14
Option price range, lower	$ 0.12
Number of shares Outstanding end of period | shares	45,000
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price, ending	$ 0.13
Number Exercisable | shares	45,000
Weighted average exercise price	$ 0.13
0.16-0.20
Option price range, upper	0.20
Option price range, lower	$ 0.16
Number of shares Outstanding end of period | shares	30,000
Weighted average remaining contractual life	2 years
Weighted average exercise price, ending	$ 0.18
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.18
0.25-0.26
Option price range, upper	0.26
Option price range, lower	$ 0.25
Number of shares Outstanding end of period | shares	30,000
Weighted average remaining contractual life	1 year 3 months 18 days
Weighted average exercise price, ending	$ 0.26
Number Exercisable | shares	30,000
Weighted average exercise price	$ 0.26
0.35-0.36
Option price range, upper	0.36
Option price range, lower	$ 0.35
Number of shares Outstanding end of period | shares	15,000
Weighted average remaining contractual life	7 months 6 days
Weighted average exercise price, ending	$ 0.36
Number Exercisable | shares	15,000
Weighted average exercise price	$ 0.36
0.18-1.20
Option price range, upper	1.20
Option price range, lower	$ 0.18
Number of shares Outstanding end of period | shares	105,000
Weighted average remaining contractual life	4 years 7 months 6 days
Weighted average exercise price, ending	$ 0.87
Number Exercisable | shares	105,000
Weighted average exercise price	$ 0.87
0.12-1.20
Option price range, upper	1.20
Option price range, lower	$ 0.12
Number of shares Outstanding end of period | shares	225,000
Weighted average remaining contractual life	3 years 3 months 18 days
Weighted average exercise price, ending	$ 0.51
Number Exercisable | shares	225,000
Weighted average exercise price	$ 0.51